Organization and Principal Activities - Schedule of Consolidated Financial Statements of the Company (Details)	12 Months Ended
Mar. 31, 2025
CCSC Cayman [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Oct. 19, 2021
Place of Incorporation	Cayman Islands
% of Ownership
Major business activities	Investment holding
CCSC Group [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Oct. 19, 2021
Place of Incorporation	BVI
% of Ownership	100.00%
Major business activities	Investment holding
CCSC Technology Group [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Dec. 31, 1992
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Major business activities	Sale of interconnect products
CCSC Interconnect HK [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Jul. 03, 2007
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Major business activities	Sale of interconnect products
CCSC Interconnect DG [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Jun. 28, 1993
Place of Incorporation	Mainland China
% of Ownership	100.00%
Major business activities	Manufacturing of interconnect products
CCSC Interconnect NL [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Mar. 14, 2016
Place of Incorporation	Netherlands
% of Ownership	100.00%
Major business activities	Purchase of components
CCSC Technology Serbia [Member]
Schedule of Consolidated Financial Statements of the Company [Line Items]
Date of Incorporation	Feb. 27, 2024
Place of Incorporation	Serbia
% of Ownership	100.00%
Major business activities	Manufacture of other electrical equipment